EQUITY - Provisions of the Telecom Ordinary and Extraordinary Shareholders' meeting (Details) ₲ in Millions	12 Months Ended
	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 PYG (₲)	Dec. 31, 2020 ARS ($)
Retained earnings
Equity
Reserves Allocation	$ 17,688	₲ 6,455,431,747	$ 8,626
Contributed Surplus
Equity
Reserves Allocation	$ 13,776,401,012